United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

(412) 288-1900
(Registrant's Telephone Number)

Todd P. Zerega, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/09

Date of Reporting Period:  Six months ended 7/31/08

Item 1.                      Reports to Stockholders

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Dated July 31, 2008

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

July 31, 2008 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period(1)

Actual
WesMark Small Company Growth Fund	$ 1,000	$ 1,093.90	$ 6.98
WesMark Growth Fund	$ 1,000	$ 989.40	$ 6.13
WesMark Balanced Fund	$ 1,000	$ 975.20	$ 6.92
WesMark Government Bond Fund	$ 1,000	$ 999.90	$ 5.52
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 990.80	$ 5.54
Hypothetical (assuming a 5% return before expenses)
WesMark Small Company Growth Fund	$ 1,000	$ 1,018.20	$ 6.72
WesMark Growth Fund	$ 1,000	$ 1,018.70	$ 6.22
WesMark Balanced Fund	$ 1,000	$ 1,017.85	$ 7.07
WesMark Government Bond Fund	$ 1,000	$ 1,019.34	$ 5.57
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,019.29	$ 5.62

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

WesMark Small Company Growth Fund	1.34%
WesMark Growth Fund	1.24%
WesMark Balanced Fund	1.41%
WesMark Government Bond Fund	1.11%
WesMark West Virginia Municipal Bond Fund	1.12%

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2008 (unaudited)

At July 31, 2008, the fund’s industry composition(1) for its equity securities was as follows:

Percentage of Total Net Assets

INDUSTRY
Aerospace/Defense	8.0%
Machines - General Industrial	7.9%
Building - Heavy Construction	6.2%
Instruments - Control	6.2%
Business Services	3.8%
Electronic Components - Miscellaneous	3.5%
Pollution Control	3.0%
Oil Field Services	2.7%
Oil & Gas Drilling	2.5%
Oil Comp - Exploration & Production	2.4%
Electronic Components - Semiconductor	2.3%
Telecommunications Equipment	2.3%
Chemical - Diversified	2.2%
Computer - Integrated Systems	2.2%
Closed End Fund	2.1%
Insurance Property & Casualty	2.1%
Waste Management	2.1%
Protection - Safety	1.9%
Banks - Southeast	1.5%
Machinery - Electrical	1.5%
Medical Instruments & Supplies	1.5%
Information Technology Services	1.4%
REIT - Equity	1.4%
Retail - Convenience Store	1.4%
Banks - Southwest	1.3%
Computer Services	1.3%
Engineering Services	1.2%
Oil Field - Machinery & Equipment	1.2%
Food - Major Diversified	1.1%
Transportation - Equipment & Leasing	1.1%
Medical Products & Supply	0.9%
Oil - U.S. Exploration & Production	0.9%
Chemical - Specialty	0.7%
Medical - HMO	0.7%
Business Information	0.6%
Leisure & Recreation	0.6%
Retail - Auto Parts	0.6%
Computer - Software	0.5%
Medical - Biomedical/Genetic	0.5%
Scientific & Technical Instruments	0.5%
Finance - Savings & Loan	0.4%
Retail - Apparel & Shoes	0.4%
REIT - Mortgage	0.3%
Electronic Products - Miscellaneous	0.2%
Machines - Material Handling	0.2%
Retail - Wholesale Computers	0.1%

TOTAL EQUITY SECURITIES	87.4%

Commercial Paper(2)	11.4%
Cash Equivalents(3)	1.0%
Other Assets and Liabilities - Net(4)	0.2%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents include an investment in a money market mutual fund.

(4) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Shares			Value
COMMON STOCKS--87.4%
		AEROSPACE/DEFENSE--8.0%
10,000	(1)	AAR Corp.	$171,900
25,000	(1)	BE Aerospace, Inc.	642,000
25,000		Curtiss Wright Corp.	1,316,000
45,000	(1)	MOOG, Inc., Class A	2,000,250

		TOTAL	4,130,150

		BANKS-SOUTHEAST--1.5%
15,000		Bank of the Ozarks, Inc.	307,500
10,000		First South Bancorp, Inc.	190,000
10,000	(1)	Pinnacle Financial Partners, Inc.	252,100

		TOTAL	749,600

		BANKS-SOUTHWEST--1.3%
15,000		First Financial Bankshares, Inc.	688,350

		BUILDING-HEAVY CONSTRUCTION--6.2%
30,000		Chicago Bridge & Iron Co., N.V.	983,100
20,000	(1)	Jacobs Engineering Group, Inc.	1,546,800
15,000	(1)	Layne Christensen Co.	685,050

		TOTAL	3,214,950

		BUSINESS INFORMATION--0.6%
5,000	(1)	IHS, Inc., Class A	311,150

		BUSINESS SERVICES--3.8%
25,000		Global Payments, Inc.	1,107,250
8,000	(1)	Portfolio Recovery Associates, Inc.	318,960
20,000	(1)	TeleTech Holdings, Inc.	272,000
10,000	(1)	Wright Express Corp.	265,500

		TOTAL	1,963,710

		CHEMICAL-SPECIALTY--0.7%
10,000	(1)	Rockwood Holdings, Inc.	381,500

		CHEMICAL-DIVERSIFIED--2.2%
20,000		Airgas, Inc.	1,145,600

		CLOSED END FUND--2.1%
35,000		KBW Regional Banking ETF	1,060,850

COMMON STOCKS--(Continued)
		COMPUTER-INTEGRATED SYSTEMS--2.2%
35,000	(1)	Radiant Systems, Inc.	$399,350
45,000	(1)	Riverbed Technology, Inc.	714,150

		TOTAL	1,113,500

		COMPUTER SERVICES--1.3%
30,000		Heartland Payment Systems, Inc.	690,300

		COMPUTER SOFTWARE--0.5%
15,000	(1)	Informatica Corp.	242,850

		ELECTRONIC COMPONENTS- MISCELLANEOUS--3.5%
20,000	(1)	American Superconductor Corp.	789,800
20,000	(1)	AZZ, Inc.	915,400
5,000	(1)	Greatbatch Technologies, Inc.	102,300

		TOTAL	1,807,500

		ELECTRONIC COMPONENTS- SEMICONDUCTOR--2.3%
20,000	(1)	Atheros Communications	620,000
50,000	(1)	PMC-Sierra, Inc.	362,000
20,000	(1)	Techwell, Inc.	219,200

		TOTAL	1,201,200

		ELECTRONIC PRODUCTS- MISCELLANEOUS--0.2%
5,000		Daktronics, Inc.	89,250

		ENGINEERING SERVICES--1.2%
15,000	(1)	URS Corp.	628,800

		FINANCE-SAVINGS & LOAN--0.4%
10,000		Hudson City Bancorp, Inc.	182,600

		FOOD-MAJOR DIVERSIFIED--1.1%
30,000	(1)	United Natural Foods, Inc.	576,600

		INFORMATION TECHNOLOGY SERVICES--1.4%
15,000	(1)	Synaptics, Inc.	723,300

COMMON STOCKS--(Continued)
		INSTRUMENTS-CONTROL--6.2%
20,000		Roper Industries, Inc.	$1,223,600
44,000		Woodward Governor Co.	1,980,000

		TOTAL	3,203,600

		INSURANCE PROPERTY & CASUALTY--2.1%
30,000	(1)	Hallmark Financial Services, Inc.	290,100
17,000	(1)	Navigators Group, Inc.	808,520

		TOTAL	1,098,620

		LEISURE & RECREATION--0.6%
10,000	(1)	Life Time Fitness, Inc.	297,900

		MACHINERY-ELECTRICAL--1.5%
15,000	(1)	Powell Industries, Inc.	787,500

		MACHINES-GENERAL INDUSTRIAL--7.9%
35,000	(1)	Dresser-Rand Group, Inc.	1,333,500
7,000		Kaman Corp., Class A	175,560
25,000		Nordson Corp.	1,766,500
20,000		Sun Hydraulics Corp.	824,000

		TOTAL	4,099,560

		MACHINES-MATERIAL HANDLING--0.2%
2,000		Cascade Corp.	87,760

		MEDICAL INSTRUMENTS & SUPPLIES--1.5%
20,000	(1)	Mindray Medical International Ltd., ADR	799,000

		MEDICAL PRODUCTS & SUPPLY--0.9%
13,000	(1)	Kinetic Concepts, Inc.	454,350

		MEDICAL-BIOMEDICAL/GENETIC--0.5%
15,000	(1)	Qiagen NV	281,850

		MEDICAL-HMO--0.7%
10,000	(1)	Coventry Health Care, Inc.	353,700

		OIL & GAS DRILLING--2.5%
10,000	(1)	Grey Wolf, Inc.	85,400
100,000	(1)	Parker Drilling Co.	807,000
10,000		Rowan Cos., Inc.	398,000

		TOTAL	1,290,400

COMMON STOCKS--(Continued)
		OIL COMP-EXPLORATION & PRODUCTION--2.4%
5,000		Cimarex Energy Co.	$260,550
38,000	(1)	Quicksilver Resources, Inc.	994,080

		TOTAL	1,254,630

		OIL FIELD SERVICES--2.7%
2,000		Carbo Ceramics, Inc.	109,440
10,000	(1)	Core Laboratories NV	1,296,100

		TOTAL	1,405,540

		OIL FIELD-MACHINERY & EQUIPMENT--1.2%
10,000	(1)	FMC Technologies, Inc.	617,800

		OIL-U.S. EXPLORATION & PRODUCTION--0.9%
10,000	(1)	Sandridge Energy, Inc.	488,900

		POLLUTION CONTROL--3.0%
20,000	(1)	Clean Harbors, Inc.	1,560,800

		PROTECTION-SAFETY--1.9%
30,000		Mine Safety Appliances Co.	991,200

		REIT-EQUITY--1.4%
20,000		Duke Realty Corp.	494,600
5,000		Health Care REIT, Inc.	249,350

		TOTAL	743,950

		REIT-MORTGAGE--0.3%
20,000		Chimera Investment Corp.	153,800

		RETAIL-APPAREL & SHOES--0.4%
15,000	(1)	Iconix Brand Group, Inc.	180,000

		RETAIL-AUTO PARTS--0.6%
7,000		Advance Auto Parts, Inc.	287,630

		RETAIL-CONVENIENCE STORE--1.4%
30,000		Casey’s General Stores, Inc.	738,000

		RETAIL-WHOLESALE COMPUTERS--0.1%
2,000	(1)	Tech Data Corp.	69,740

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		SCIENTIFIC & TECHNICAL INSTRUMENTS--0.5%
5,000	(1)	Varian, Inc.	$247,000

		TELECOMMUNICATIONS EQUIPMENT--2.3%
25,000		Harris Corp.	1,203,750

		TRANSPORTATION-EQUIPMENT & LEASING--1.1%
10,000		Wabtec Corp.	555,000

		WASTE MANAGEMENT--2.1%
30,000	(1)	Waste Connections, Inc.	1,091,700

TOTAL COMMON STOCKS (identified cost $40,565,252)			45,245,440

(2)(3)COMMERCIAL PAPER--11.4%
		DIVERSIFIED OPERATIONS--4.8%
$2,500,000		General Electric Co., CP, 2.16%, 8/14/2008	2,498,050

		FINANCE-CONSUMER LOANS--2.3%
1,200,000		Toyota Motor Credit, CP, 2.17%, 8/6/2008	1,199,638

		INSURANCE PROPERTY & CASUALTY--2.0%
1,000,000		AIG Funding Inc., CP, 2.56%, 8/27/2008	998,158

		RETAIL-MISCELLANEOUS--2.3%
1,200,000		American Express Credit Corp., 2.36%, 8/21/2008	1,198,427

TOTAL COMMERCIAL PAPER (identified cost $5,894,273)			5,894,273

MUTUAL FUND--1.0%
523,032	(4)(5)	Prime Obligations Fund, Institutional Shares, 2.52% (at net asset value)	523,032

TOTAL INVESTMENTS-99.8% (identified cost $46,982,557)(6)			51,662,745

(7)OTHER ASSETS AND LIABILITIES-NET--0.2%			78,089

TOTAL NET ASSETS--100%			$51,740,834

(1) Non-income producing security.

(2) Each issue shows the rate of discount at time of purchase.

(3) Reflects potential extension period.

(4) Affiliated company.

(5) 7-Day net yield.

(6) Also represents cost for federal tax purposes.

(7) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities
  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$45,768,472
Level 2--Other Significant Observable Inputs	5,894,273
Level 3--Significant Unobservable Inputs	--

TOTAL	$51,662,745

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

CP--Commercial Paper

REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2008 (unaudited)

At July 31, 2008, the fund’s industry composition(1) for its equity securities was as follows:

Percentage of Total Net Assets

INDUSTRY
Banks - Major Regional	7.2%
Chemicals - Diversified	5.9%
Diversified Operations	5.5%
Computers - Mainframe	3.7%
Restaurants	3.7%
Building - Heavy Construction	3.1%
Machinery - Electrical	3.0%
Machinery - Farm	3.0%
Computers	2.7%
Aerospace/Defense	2.5%
Computer Software	2.5%
Telecommunications Equipment	2.5%
Networking Products	2.3%
Instruments - Control	2.2%
Food - Miscellaneous/Diversified	2.0%
Oil & Gas Drilling	1.9%
Oil Field Services	1.8%
REIT - Equity	1.8%
Beverages - Soft	1.7%
Engineering Services	1.6%
Machines - General Industrial	1.6%
Oil Field - Machinery & Equipment	1.6%
Insurance Property & Casualty	1.5%
Utility - Telephone	1.5%
Business Services	1.4%
Cleaning Products	1.4%
Food - Major Diversified	1.4%
Instruments - Scientific	1.4%
Advertising Agencies	1.3%
Asset Management	1.2%
Electronic Components - Semiconductor	1.2%
Independent Oil & Gas	1.2%
Utility - Electric Power	1.1%
Chemical - Specialty	1.0%
Cosmetics & Toiletries	1.0%
Fiber Optics	1.0%
Money Center Banks	1.0%
Retail - Miscellaneous	1.0%
Medical/Dental - Supplies	0.9%
Oil - Integrated	0.9%
Oil - U.S. Exploration & Production	0.9%
REIT - Mortgage	0.9%
Retail Discount	0.9%
Insurance - Life & Health	0.8%
Electronic Components	0.7%
Cable Television	0.5%
Internet Software & Services	0.5%
Medical - Drugs	0.5%
Medical Instruments & Supplies	0.5%
Drugs & Health Care	0.4%
Food Items - Wholesale	0.4%
Medical Products & Supply	0.4%
Medical - Generic Drug	0.4%
Steel - Producers	0.4%
Closed End Fund	0.3%
Federal National Mortgage Association	0.3%
Finance - Miscellaneous Services	0.3%
Oil Refining & Marketing	0.3%
Wireless Communications	0.2%
Banks - Midwest	0.1%
Internet Services	0.1%
Energy - Alternative Services	0.1%

TOTAL EQUITY SECURITIES	95.1%

Commercial Paper(2)	4.2%
Cash Equivalents(3)	0.5%
Other Assets and Liabilities - Net(4)	0.2%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents include an investment in a money market mutual fund.

(4) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Shares			Value
COMMON STOCKS--95.1%
		ADVERTISING AGENCIES--1.3%

80,000		Omnicom Group, Inc.	$3,415,200

		AEROSPACE/DEFENSE--2.5%
50,000		Curtiss Wright Corp.	2,632,000
85,000	(1)	MOOG, Inc., Class A	3,778,250

		TOTAL	6,410,250

		ASSET MANAGEMENT--1.2%
30,000		Franklin Resources, Inc.	3,018,300

		BANKS-MAJOR REGIONAL--7.2%
65,000		BB&T Corp.	1,821,300
25,000		Bank of America Corp.	822,500
200,000		Bank of New York Mellon Corp.	7,100,000
100,000		Fifth Third Bancorp	1,397,000
20,000		SunTrust Banks, Inc.	821,200
225,000		Wells Fargo & Co.	6,810,750

		TOTAL	18,772,750

		BANKS-MIDWEST--0.1%
50,000		Huntington Bancshares, Inc.	351,000

		BEVERAGES-SOFT--1.7%
85,000		Coca-Cola Co.	4,377,500

		BUILDING-HEAVY CONSTRUCTION--3.1%
85,000		Chicago Bridge & Iron Co., N.V.	2,785,450
20,000	(1)	Foster Wheeler Ltd.	1,135,400
55,000	(1)	Jacobs Engineering Group, Inc.	4,253,700

		TOTAL	8,174,550

		BUSINESS SERVICES--1.4%
85,000		Accenture Ltd.	3,549,600

		CABLE TELEVISION--0.5%
25,000	(1)	DIRECTV Group, Inc.	675,500
20,000	(1)	DISH Network Corp., Class A	588,400

		TOTAL	1,263,900

COMMON STOCKS--(Continued)
		CHEMICAL-SPECIALTY--1.0%
125,000		Corning, Inc.	$2,501,250

		CHEMICALS-DIVERSIFIED--5.9%
85,000		Air Products & Chemicals, Inc.	8,092,850
50,000		Airgas, Inc.	2,864,000
100,000		Ecolab, Inc.	4,470,000

		TOTAL	15,426,850

		CLEANING PRODUCTS--1.4%
55,000		Procter & Gamble Co.	3,601,400

		CLOSED END FUND--0.3%
25,000		KBW Regional Banking ETF	757,750

		COMPUTER SOFTWARE--2.5%
300,000	(1)	Oracle Corp.	6,459,000

		COMPUTERS--2.7%
45,000	(1)	Apple, Inc.	7,152,750

		COMPUTERS-MAINFRAME--3.7%
75,000		IBM Corp.	9,598,500

		COSMETICS & TOILETRIES--1.0%
60,000		Avon Products, Inc.	2,544,000

		DIVERSIFIED OPERATIONS--5.5%
425,000		General Electric Co.	12,023,250
50,000		Textron Inc.	2,173,500

		TOTAL	14,196,750

		DRUGS & HEALTH CARE--0.4%
30,000		Merck & Co., Inc.	987,000

		ELECTRONIC COMPONENTS--0.7%
125,000	(1)	EMC Corp. Mass	1,876,250

		ELECTRONIC COMPONENTS-SEMICONDUCTOR--1.2%
40,000	(1)	Broadcom Corp.	971,600
90,000	(1)	Marvell Technology Group Ltd.	1,331,100
100,000	(1)	PMC-Sierra, Inc.	724,000

		TOTAL	3,026,700

COMMON STOCKS--(Continued)
		ENERGY-ALTERNATIVE SERVICES--0.1%
5,000	(1)	SunPower Corp., Class A	$393,850

		ENGINEERING SERVICES--1.6%
34,000		Fluor Corp.	2,765,900
35,000	(1)	URS Corp.	1,467,200

		TOTAL	4,233,100

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
60,000		Federal National Mortgage Association	690,000

		FIBER OPTICS--1.0%
120,000	(1)	CIENA Corp.	2,480,400

		FINANCE-MISCELLANEOUS SERVICES--0.3%
30,000	(1)	NASDAQ Stock Market, Inc.	833,100

		FOOD-MAJOR DIVERSIFIED--1.4%
70,000		Archer-Daniels-Midland Co.	2,004,100
75,000		ConAgra, Inc.	1,626,000

		TOTAL	3,630,100

		FOOD ITEMS-WHOLESALE--0.4%
40,000		Sysco Corp.	1,134,400

		FOOD-MISCELLANEOUS/DIVERSIFIED--2.0%
75,000		Nestle SA, ADR	3,294,375
65,000		Unilever N.V., ADR	1,801,150

		TOTAL	5,095,525

		INDEPENDENT OIL & GAS--1.2%
60,000		El Paso Corp.	1,075,800
45,000		XTO Energy, Inc.	2,125,350

		TOTAL	3,201,150

		INSTRUMENTS-SCIENTIFIC--1.4%
55,000	(1)	Waters Corp.	3,736,700

COMMON STOCKS--(Continued)
		INSTRUMENTS-CONTROL--2.2%
45,000		Honeywell International, Inc.	$2,287,800
75,000		Woodward Governor Co.	3,375,000

		TOTAL	5,662,800

		INSURANCE LIFE & HEALTH--0.8%
35,000		Assurant, Inc.	2,104,200

		INSURANCE PROPERTY & CASUALTY--1.5%
75,000		Ace Ltd.	3,802,500

		INTERNET SERVICES--0.1%
15,000	(1)	Akamai Technologies, Inc.	350,100

		INTERNET SOFTWARE & SERVICES--0.5%
2,700	(1)	Google Inc.	1,279,125

		MACHINERY-ELECTRICAL--3.0%
160,000		Emerson Electric Co.	7,792,000

		MACHINERY-FARM--3.0%
110,000		Deere & Co.	7,717,600

		MACHINES-GENERAL INDUSTRIAL--1.6%
10,000	(1)	Dresser-Rand Group, Inc.	381,000
55,000		Nordson Corp.	3,886,300

		TOTAL	4,267,300

		MEDICAL-DRUGS--0.5%
35,000		Wyeth	1,418,200

		MEDICAL INSTRUMENTS & SUPPLIES--0.5%
30,000	(1)	Mindray Medical International Ltd., ADR	1,198,500

		MEDICAL PRODUCTS & SUPPLY--0.4%
15,000		Johnson & Johnson	1,027,050

		MEDICAL-GENERIC DRUG--0.4%
55,000		Bristol-Myers Squibb Co.	1,161,600

		MEDICAL/DENTAL-SUPPLIES--0.9%
50,000		Covidien Ltd.	2,462,000

COMMON STOCKS--(Continued)
		MONEY CENTER BANKS--1.0%
80,000		Citigroup, Inc.	$1,495,200
25,000		J.P. Morgan Chase & Co.	1,015,750

		TOTAL	2,510,950

		NETWORKING PRODUCTS--2.3%
275,000	(1)	Cisco Systems, Inc.	6,047,250

		OIL & GAS DRILLING--1.9%
70,000		ENSCO International, Inc.	4,839,800

		OIL FIELD SERVICES--1.8%
105,000		Halliburton Co.	4,706,100

		OIL FIELD-MACHINERY & EQUIPMENT--1.6%
30,000	(1)	Cameron International Corp.	1,432,800
45,000	(1)	FMC Technologies, Inc.	2,780,100

		TOTAL	4,212,900

		OIL REFINING & MARKETING--0.3%
25,000		Valero Energy Corp.	835,250

		OIL-INTEGRATED--0.9%
30,000		Occidental Petroleum Corp.	2,364,900

		OIL-U.S. EXPLORATION & PRODUCTION--0.9%
20,000		Apache Corp.	2,243,400

		REIT-EQUITY--1.8%
130,000		Duke Realty Corp.	3,214,900
30,000		Health Care REIT, Inc.	1,496,100

		TOTAL	4,711,000

		REIT-MORTGAGE--0.9%
150,000		Annaly Mortgage Management, Inc.	2,260,500

		RESTAURANTS--3.7%
160,000		McDonald’s Corp.	9,566,400

		RETAIL DISCOUNT--0.9%
70,000		TJX Cos., Inc.	2,359,700

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		RETAIL-MISCELLANEOUS--1.0%
40,000		American Express Co.	$1,484,800
45,000		PetSmart, Inc.	1,021,950

		TOTAL	2,506,750

		STEEL-PRODUCERS--0.4%
20,000		Nucor Corp.	1,144,400

		TELECOMMUNICATIONS EQUIPMENT--2.5%
110,000		Harris Corp.	5,296,500
10,000	(1)	Research in Motion Ltd.	1,228,200

		TOTAL	6,524,700

		UTILITY-ELECTRIC POWER--1.1%
20,000		American Electric Power Co., Inc.	790,000
10,000		Entergy Corp.	1,069,200
35,000		MDU Resources Group, Inc.	1,116,850

		TOTAL	2,976,050

		UTILITY-TELEPHONE--1.5%
125,000		AT&T, Inc.	3,851,250

		WIRELESS COMMUNICATIONS--0.2%
15,000		Nokia Oyj, Class A, ADR	409,800

TOTAL COMMON STOCKS (identified cost $239,500,207)			247,203,650

(2)(3)COMMERCIAL PAPER--4.2%
		DIVERSIFIED OPERATIONS--3.4%
$9,000,000		General Electric Co., CP, 2.16%, 8/13/2008	8,993,520

		FINANCE-CONSUMER LOANS--0.8%
2,000,000		Toyota Motor Credit, CP, 2.15%, 8/7/2008	1,999,283

TOTAL COMMERCIAL PAPER (at amortized cost)			10,992,803

Shares			Value
MUTUAL FUND--0.5%
1,339,642	(4)(5)	Prime Obligations Fund, Institutional Shares, 2.52% (at net asset value)	$1,339,642

TOTAL INVESTMENTS--99.8% (identified cost $251,832,652)(6)			259,536,095

(7)OTHER ASSETS AND LIABILITIES-NET--0.2%			605,589

TOTAL NET ASSETS--100%			$260,141,684

(1) Non-income producing security.

(2) Each issue shows the rate of discount at time of purchase.

(3) Reflects potential extension period.

(4) Affiliated company.

(5) 7-Day net yield.

(6) Also represents cost for federal tax purposes.

(7) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities
  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices	$248,543,292
Level 2--Other Significant Observable Inputs	10,992,803
Level 3--Significant Unobservable Inputs	--

TOTAL	$259,536,095

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

CP--Commercial Paper

REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2008 (unaudited)

At July 31, 2008, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets
Equity Securities	62.7%
Mortgage-Backed Securities	17.8%
Commercial Paper	4.6%
Corporate Debt Securities	4.5%
Collateralized Mortgage Obligations	4.0%
Government Agency Securities	3.8%
Cash Equivalents(2)	2.3%
Other Assets and Liabilities - Net(3)	0.3%

TOTAL PORTFOLIO VALUE	100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Shares			Value
COMMON STOCKS--61.0%
		AEROSPACE/DEFENSE--1.3%
10,000		Curtiss Wright Corp.	$526,400
4,500	(1)	MOOG, Inc., Class A	200,025

		TOTAL	726,425

		ASSET MANAGEMENT--1.1%
6,000		Franklin Resources, Inc.	603,660

		AUTO/TRUCK-ORIG.--0.6%
8,000		BorgWarner, Inc.	322,560

		BANKS-MAJOR REGIONAL--3.6%
7,500		BB&T Corp.	210,150
15,000		Bank of New York Mellon Corp.	532,500
8,000		PNC Financial Services Group	570,320
5,000		SunTrust Banks, Inc.	205,300
15,000		Wells Fargo & Co.	454,050

		TOTAL	1,972,320

		BANKS-MIDWEST--0.1%
5,000		Huntington Bancshares, Inc.	35,100

		BEVERAGES-SOFT--1.1%
12,000		Coca-Cola Co.	618,000

		BUILDING-HEAVY CONSTRUCTION--1.6%
7,500		Chicago Bridge & Iron Co., N.V.	245,775
8,000	(1)	Jacobs Engineering Group, Inc.	618,720

		TOTAL	864,495

		BUSINESS SERVICES--0.5%
7,000		Accenture Ltd.	292,320

		CHEMICAL-SPECIALTY--0.6%
15,000		Corning, Inc.	300,150

COMMON STOCKS--(Continued)
		CHEMICALS--0.4%
1,000		Potash Corp. of Saskatchewan, Inc.	$204,270

		CHEMICALS-DIVERSIFIED--2.6%
10,000		Air Products & Chemicals, Inc.	952,100
7,700		Airgas, Inc.	441,056

		TOTAL	1,393,156

		CLEANING PRODUCTS--1.8%
15,000		Procter & Gamble Co.	982,200

		CLOSED END FUNDS--2.6%
14,000		iShares MSCI EAFE Index Fund	929,460
12,000		Utilities Select Sector SPDR Fund	456,960

		TOTAL	1,386,420

		COMPUTER SOFTWARE--1.8%
6,000	(1)	Autodesk, Inc.	191,340
35,000	(1)	Oracle Corp.	753,550

		TOTAL	944,890

		COMPUTERS--0.6%
2,000	(1)	Apple, Inc.	317,900

		COMPUTERS-MAINFRAME--2.1%
9,000		IBM Corp.	1,151,820

		COMPUTERS-MINI--0.7%
8,000		Hewlett-Packard Co.	358,400

		DIVERSIFIED OPERATIONS--2.3%
25,000		General Electric Co.	707,250
12,000		Textron Inc.	521,640

		TOTAL	1,228,890

		ELECTRONIC COMPONENTS- SEMICONDUCTOR--0.4%
15,000	(1)	Marvell Technology Group Ltd.	221,850

		ENGINEERING SERVICES--0.5%
6,500	(1)	URS Corp.	272,480

COMMON STOCKS--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
13,000		Federal National Mortgage Association	$149,500

		FIBER OPTICS--0.6%
16,000	(1)	CIENA Corp.	330,720

		FINANCE-INVESTMENT BANKER/BROKER--0.3%
1,000		Goldman Sachs Group, Inc.	184,040

		FINANCE-MISCELLANEOUS SERVICES--0.5%
10,000	(1)	NASDAQ Stock Market, Inc.	277,700

		FOOD-MAJOR DIVERSIFIED--1.6%
12,000		Archer-Daniels-Midland Co.	343,560
12,000		ConAgra, Inc.	260,160
5,000		Kellogg Co.	265,300

		TOTAL	869,020

		INDEPENDENT OIL & GAS--0.7%
8,000		XTO Energy, Inc.	377,840

		INSTRUMENTS-CONTROL--1.7%
10,000		Honeywell International, Inc.	508,400
7,000		Roper Industries, Inc.	428,260

		TOTAL	936,660

		INSURANCE PROPERTY & CASUALTY--0.7%
7,000		Ace Ltd.	354,900

		INTERNET SOFTWARE & SERVICES--0.5%
600	(1)	Google Inc.	284,250

		MACHINERY-CONSTRUCTION & MINING--0.4%
3,000		Caterpillar, Inc.	208,560

		MACHINERY-ELECTRICAL--0.7%
8,000		Emerson Electric Co.	389,600

		MACHINERY-FARM--0.8%
6,000		Deere & Co.	420,960

		MACHINES-GENERAL INDUSTRIAL--0.5%
7,000		Cooper Industries Ltd., Class A	295,190

COMMON STOCKS--(Continued)
		MEDICAL-DRUGS--0.8%
4,000		Allergan, Inc.	$207,720
6,000		Wyeth	243,120

		TOTAL	450,840

		MEDICAL PRODUCTS & SUPPLY--2.1%
5,000		Johnson & Johnson	342,350
12,000		Stryker Corp.	770,280

		TOTAL	1,112,630

		MEDICAL-GENERIC DRUG--0.2%
6,000		Bristol-Myers Squibb Co.	126,720

		MINING-MISCELLANEOUS--0.4%
3,500		Peabody Energy Corp.	236,775

		MONEY CENTER BANKS--1.4%
18,000		Citigroup, Inc.	336,420
10,000		J.P. Morgan Chase & Co.	406,300

		TOTAL	742,720

		NETWORKING PRODUCTS--1.6%
40,000	(1)	Cisco Systems, Inc.	879,600

		OIL & GAS DRILLING--1.4%
7,000		ENSCO International, Inc.	483,980
2,098	(1)	Transocean Sedco Forex, Inc.	285,391

		TOTAL	769,371

		OIL FIELD-MACHINERY & EQUIPMENT--1.9%
5,000	(1)	Cameron International Corp.	238,800
3,000	(1)	FMC Technologies, Inc.	185,340
4,000	(1)	National-Oilwell, Inc.	314,520
7,000	(1)	Weatherford International Ltd.	264,110

		TOTAL	1,002,770

		OIL REFINING & MARKETING--2.1%
9,000		ConocoPhillips	734,580
12,000		Valero Energy Corp.	400,920

		TOTAL	1,135,500

COMMON STOCKS--(Continued)
		OIL-INTEGRATED--0.5%
3,500		Occidental Petroleum Corp.	$275,905

		OIL-U.S. EXPLORATION & PRODUCTION--0.6%
3,000		Apache Corp.	336,510

		REIT-EQUITY--1.2%
12,000		Duke Realty Corp.	296,760
7,000		Health Care REIT, Inc.	349,090

		TOTAL	645,850

		RESTAURANTS--1.1%
10,000		McDonald’s Corp.	597,900

		RETAIL DISCOUNT--0.9%
15,000		TJX Cos., Inc.	505,650

		RETAIL-APPAREL & SHOES--0.4%
15,000		American Eagle Outfitters, Inc.	210,000

		RETAIL-MISCELLANEOUS--1.2%
11,000		American Express Co.	408,320
10,000		PetSmart, Inc.	227,100

		TOTAL	635,420

		RETAIL-REGIONAL DEPARTMENT--1.2%
15,000	(1)	Kohl’s Corp.	628,650

		SEMICONDUCTOR-BROAD LINE--1.0%
25,000		Intel Corp.	554,750

		TELECOMMUNICATIONS EQUIPMENT--1.3%
8,000		Harris Corp.	385,200
2,800	(1)	Research in Motion Ltd.	343,896

		TOTAL	729,096

		TEXTILE APPAREL--0.5%
10,000	(1)	Coach, Inc.	255,100
COMMON STOCKS--(Continued)
		TOBACCO--0.7%
5,000		Altria Group, Inc.	$101,750
5,000		Philip Morris International, Inc.	258,250

		TOTAL	360,000

		TOYS/GAME/HOBBY--1.0%
14,500	(1)	Activision Blizzard, Inc.	521,710

		UTILITY-ELECTRIC POWER--0.8%
13,000		MDU Resources Group, Inc.	414,830

		UTILITY-TELEPHONE--1.1%
20,000		AT&T, Inc.	616,200

TOTAL COMMON STOCKS (identified cost $32,306,471)			33,020,743

PREFERRED STOCKS--1.7%
		BANKS-MAJOR REGIONAL--0.9%
10,000		Bank of America Corp., Pfd., $1.81, Annual Dividend	225,500
10,000		PNC Capital Trust, Pfd., $2.63, Annual Dividend	242,800

		TOTAL	468,300

		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	239,900

		MONEY CENTER BANKS--0.4%
10,000		Citigroup, Inc., Pfd., $2.03, Annual Dividend	205,500

TOTAL PREFERRED STOCKS (identified cost $1,030,086)			913,700

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS--4.0%
	FEDERAL HOME LOAN MORTGAGE CORP.--1.7%
$577,762	Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	$571,662
352,817	Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	354,907

	TOTAL	926,569

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.3%
821,129	Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	812,011
414,702	Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	414,707

	TOTAL	1,226,718

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,158,667)		2,153,287

(2)(3)COMMERCIAL PAPER--4.6%
	INSURANCE PROPERTY & CASUALTY--4.6%
2,500,000	AIG Funding Inc., 2.51%, 8/25/2008 (at amortized cost)	2,495,833

CORPORATE BONDS--4.5%
	BEVERAGES/ALCOHOL--1.7%
1,000,000	Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	940,536

	NETWORKING PRODUCTS--1.9%
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,013,044

	RETAIL DISCOUNT--0.9%
500,000	Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	483,647

TOTAL CORPORATE BONDS (identified cost $2,472,116)		2,437,227

MORTGAGE-BACKED SECURITIES--17.8%
	FEDERAL HOME LOAN MORTGAGE CORP.--7.1%
$803,323	Federal Home Loan Mortgage Corp., 6.00%, 10/1/2022	$820,821
701,316	Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	714,247
65,854	Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	67,762
627,598	Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	619,596
642,630	Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	647,490
1,000,000	Federal Home Loan Mortgage Corp., Pool J08414, 5.500%, 8/1/2023	1,004,437

	TOTAL	3,874,353

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.7%
837,091	Federal National Mortgage Association, 5.50%, 10/1/2022	841,591
2,516,162	Federal National Mortgage Association, 5.50%, 11/1/2025	2,510,028
977,509	Federal National Mortgage Association, 6.00%, 3/1/2038	984,718
73,214	Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	74,362
485,185	Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	471,812
893,058	Federal National Mortgage Association, Pool 256802, 5.50%, 7/1/2027	889,486

	TOTAL	5,771,997

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $9,632,469)		9,646,350

Principal Amount or Shares			Value
GOVERNMENT AGENCY SECURITIES--3.8%
		FEDERAL HOME LOAN MORTGAGE CORP.--3.8%
$1,000,000		Federal Home Loan Mortgage Corp., 5.65%, 2/23/2017	$1,013,434
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	1,038,351

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $2,013,211)			2,051,785

MUTUAL FUND--2.3%
1,238,733	(4)(5)	Prime Obligations Fund, Institutional Shares, 2.52% (at net asset value)	1,238,733

TOTAL INVESTMENTS--99.7% (identified cost $53,347,586)(6)			53,957,658

(7)OTHER ASSETS AND LIABILITIES-NET--0.3%			171,191

TOTAL NET ASSETS--100%			$54,128,849

(1) Non-income producing security.

(2) The issue shows the rate of discount at time of purchase.

(3) Reflects potential extension period.

(4) Affiliated company.

(5) 7-Day net yield.

(6) Also represents cost for federal tax purposes.

(7) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities
  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices	$35,173,176
Level 2--Other Significant Observable Inputs	18,784,482
Level 3--Significant Unobservable Inputs	--

TOTAL	$53,957,658

The following acronym is used throughout this portfolio:

REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2008 (unaudited)

At July 31, 2008, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Mortgage-Backed Securities	71.4%
Collateralized Mortgage Obligations	25.5%
Government Agency Securities	3.0%
Preferred Stock	0.4%
Cash Equivalents(2)	1.1%
Other Assets and Liabilities - Net(3)	(1.4)%

TOTAL	100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS--25.5%
		FEDERAL HOME LOAN MORTGAGE CORP.--21.1%
$2,530,804		Federal Home Loan Mortgage Corp., REMIC, Series 2591 Class CM, 4.000%, 3/15/2033	$2,338,445
3,517,560		Federal Home Loan Mortgage Corp., REMIC, Series 2651 Class JB, 5.000%, 1/15/2018	3,484,396
6,480,656		Federal Home Loan Mortgage Corp., REMIC, Series 3005 Class EG, 5.000%, 8/15/2021	6,460,796
4,044,337		Federal Home Loan Mortgage Corp., REMIC, Series 3042 Class DH, 5.000%, 4/15/2024	4,001,636
5,712,014		Federal Home Loan Mortgage Corp., REMIC, Series 3044 Class HN, 5.000%, 1/15/2024	5,664,018
3,361,587		Federal Home Loan Mortgage Corp., REMIC, Series 3051 Class MC, 5.000%, 10/15/2024	3,296,774
3,447,465		Federal Home Loan Mortgage Corp., REMIC, Series 3197 Class AB, 5.500%, 8/15/2013	3,485,678
4,939,434		Federal Home Loan Mortgage Corp., REMIC, Series 3282 Class JE, 5.500%, 1/15/2026	4,968,692
4,030,208		Federal Home Loan Mortgage Corp., REMIC, Series R010 Class AB, 5.500%, 3/1/2037	4,042,011
3,816,382		Federal Home Loan Mortgage Corp., REMIC, Series R013 Class AB, 6.000%, 12/15/2021	3,882,178

		TOTAL	41,624,624

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.4%
2,202,607		Federal National Mortgage Association, REMIC, Series 2003-55-Class WA, 4.000%, 3/25/2033	2,055,903
3,558,227		Federal National Mortgage Association, REMIC, Series 2003-5-Class EL, 5.000%, 8/25/2022	3,518,715
3,242,086		Federal National Mortgage Association, REMIC, Series 2005-43-Class PB, 5.000%, 2/25/2034	3,190,217

		TOTAL	8,764,835

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $50,355,979)			50,389,459

GOVERNMENT AGENCY SECURITIES--3.0%
		FEDERAL HOME LOAN BANK--3.0%
$3,000,000	(1)	Federal Home Loan Bank System, Discount Note, 2.23%, 8/29/2008	$2,994,797
3,000,000	(1)	Federal Home Loan Bank System, Discount Note, 2.19%, 8/13/2008	2,997,810

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $5,992,607)			5,992,607

MORTGAGE-BACKED SECURITIES--71.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--9.1%
2,776,395		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	2,799,861
7,633,362		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	7,605,214
2,994,363		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2027	2,951,506
4,735,970		Federal Home Loan Mortgage Corp., 5.500%, 2/1/2028	4,668,187

		TOTAL	18,024,768

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--62.3%
2,741,403		Federal National Mortgage Association, 5.000%, 6/1/2020	2,710,391
4,541,592		Federal National Mortgage Association, 5.000%, 11/25/2023	4,553,376
3,035,856		Federal National Mortgage Association, 5.000%, 1/1/2025	2,952,180
4,974,035		Federal National Mortgage Association, 5.000%, 5/1/2028	4,782,534
3,521,799		Federal National Mortgage Association, 5.500%, 6/1/2022	3,545,131
3,862,231		Federal National Mortgage Association, 5.500%, 8/1/2025	3,852,817
4,997,544		Federal National Mortgage Association, 5.500%, 8/1/2025	4,985,363
12,580,808		Federal National Mortgage Association, 5.500%, 11/1/2025	12,550,142
8,863,135		Federal National Mortgage Association, 5.500%, 11/1/2025	8,841,532

Principal Amount or Shares		Value
MORTGAGE-BACKED SECURITIES--(Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$6,325,190	Federal National Mortgage Association, 5.500%, 4/1/2026	$6,309,772
3,802,836	Federal National Mortgage Association, 5.500%, 4/1/2026	3,793,566
2,208,554	Federal National Mortgage Association, 5.500%, 4/1/2026	2,203,171
6,199,704	Federal National Mortgage Association, 5.500%, 6/1/2026	6,184,592
7,642,904	Federal National Mortgage Association, 5.500%, 9/1/2026	7,624,275
4,018,985	Federal National Mortgage Association, 5.500%, 1/1/2027	4,002,909
4,425,753	Federal National Mortgage Association, 5.500%, 6/1/2027	4,408,050
4,465,291	Federal National Mortgage Association, 5.500%, 7/1/2027	4,447,430
3,966,917	Federal National Mortgage Association, 6.000%, 1/1/2026	4,039,561
6,952,915	Federal National Mortgage Association, 6.000%, 6/1/2026	7,080,240
2,110,612	Federal National Mortgage Association, 6.000%, 7/1/2026	2,149,263
7,838,304	Federal National Mortgage Association, 6.000%, 8/1/2026	7,981,843
4,295,254	Federal National Mortgage Association, 6.000%, 6/1/2027	4,367,199
4,413,043	Federal National Mortgage Association, 6.000%, 7/1/2027	4,486,961
5,295,206	Federal National Mortgage Association, 6.000%, 8/1/2027	5,383,901

	TOTAL	123,236,199

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $140,441,527)		141,260,967

PREFERRED STOCK--0.4%
	UTILITY-ELECTRIC POWER--0.4%
30,000	Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend (identified cost $765,514)	766,500

Shares			Value
MUTUAL FUND--1.1%
2,111,994	(2)(3)	Prime Obligations Fund, Institutional Shares, 2.52% (at net asset value)	$2,111,994

TOTAL INVESTMENTS--101.4% (identified cost $199,667,621)(4)			200,521,527

(5)OTHER ASSETS AND LIABILITIES-NET--(1.4)%			(2,850,998)

TOTAL NET ASSETS--100%			$197,670,529

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Affiliated company.

(3) 7-Day net yield.

(4) Also represents cost for federal tax purposes.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities
  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices	$2,878,494
Level 2--Other Significant Observable Inputs	197,643,033
Level 3--Significant Unobservable Inputs	--

TOTAL	$200,521,527

The following acronym is used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2008 (unaudited)

At July 31, 2008, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Municipal Bonds	93.4%
Government Agency Securities	5.9%
Cash Equivalents(2)	0.9%
Other Assets and Liabilities - Net(3)	(0.2)%

TOTAL PORTFOLIO VALUE	100%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets

1-3 Years	6.9%
3-5 Years	13.9%
5-10 Years	17.3%
10 Years or Greater	55.3%
Government Agency Securities	5.9%
Cash Equivalents(2)	0.9%
Other Assets and Liabilities - Net(3)	(0.2)%

TOTAL	100%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets(4)		Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)

AAA	48.5%	Aaa	45.5%
AA	2.1%	A	7.2%
A	3.0%	Baa	3.4%
BBB	3.8%
Not Rated by S&P	36.0%	Not Rated by Moody’s	37.3%

TOTAL	93.4%		93.4%

TOTAL FIXED INCOME PORTFOLIO VALUE				93.4%

Government Agency Securities				5.9%
Cash Equivalents(2)				0.9%
Other Assets and Liabilities - Net(3)				(0.2)%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 14.5% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Principal Amount			Value
MUNICIPAL BONDS--93.4%
		WEST VIRGINIA--93.4%
$825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project (Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	$835,741
230,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%, 10/1/2019	212,423
240,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%, 10/1/2020	219,888
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	566,335
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	354,764
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	121,933
815,000		Berkeley County, WV Public Service Sewer District, Refunding Revenue Bonds, 5.00%, 10/1/2022	774,046
355,000		Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	356,349
340,000		Charles Town, WV, Refunding Revenue Bonds, 5.00%, 10/1/2012	342,788
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	515,755
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	1,244,208
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	1,250,788
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,052,430
1,000,000		Fairmont, WV State College, 5.25%, 6/1/2022	1,010,970
1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,372,809
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	515,055
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	$1,269,938
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,244,923
420,000		Jackson County, WV, Revenue Bonds, 7.375% (GTD by U.S. Government), 6/1/2010	457,594
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease (Series A), 5.00%, 12/1/2018	1,066,310
1,000,000		Marshall County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 4.57%), 5/1/2022	1,035,770
1,000,000		Mason County, WV PCRBs, Appalachian Power Co. Project (Series L), 5.50%, 10/1/2022	961,400
1,085,000		Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	1,152,791
1,135,000		Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011	1,230,873
500,000		Monongalia County, WV Building Commission, 5.00%, 7/1/2030	454,745
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	480,543
1,210,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,192,056
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	802,129
295,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	301,469
855,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	873,750
750,000		Ohio County, WV County Commission, Tax Allocation, 5.35% (Fort Henry Centre Financing District A), 6/1/2017	763,950
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	$471,675
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	506,805
1,500,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,398,345
1,155,000		Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,156,871
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (GTD by U.S. Government)/(Original Issue Yield: 6.60%), 8/1/2011	1,942,782
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,390,709
500,000		Shepherd University Board, Revenue Bonds, 4.50% (Original Issue Yield: 4.63%), 6/1/2027	476,740
680,000		Weirton, WV Municipal Hospital Building, Revenue Bonds (Series A), 5.25% (Weirton Medical Center, Inc.)/(Original Issue Yield: 5.31%), 12/1/2011	698,884
500,000		West Liberty State College, WV, 4.80%, 6/1/2012	496,465
700,000		West Virginia EDA, Correctional Juvenile Safety, 5.00%, 6/1/2009	690,151
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	585,156
580,000		West Virginia EDA, 4.75%, 11/1/2012	615,740
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,017,550
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	912,125
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	856,500
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,079,040
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	$2,421,073
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,117,140
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,145,940
750,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, WV Regal Jail (Series A), 5.375%, 7/1/2018	806,040
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,063,500
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,615,995
605,000		West Virginia State Hospital Finance Authority, PRF Revenue Bond, 6.75% (Charleston Area Medical Center)/(GTD by U.S. Government 9/1/2010@101)/(Original Issue Yield: 6.89%), 9/1/2022	664,272
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,037,825
300,000		West Virginia State Hospital Finance Authority, Revenue Bonds, (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	278,067
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	923,004
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,015,990
1,000,000		West Virginia State Housing Development Fund, Refunding Revenue Bonds (Series A), 5.10%, 11/1/2015	1,015,880
395,000	(1)	West Virginia State, 5.00%, 11/1/2021	203,725
500,000		West Virginia State, 5.00%, 6/1/2021	518,705
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	723,305
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	$1,252,125
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,098,700
500,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	494,210
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	968,730
500,000		West Virginia University, Revenue Refunding Bonds, WV University Projects, (Series B), 5.00%, 10/1/2021	512,085
1,000,000		West Virginia University, 5.00%, Revenue Improvement Bonds, WV University Projects, (Series C),10/1/2026	988,180
1,205,000	(1)	West Virginia University, 5.855%, 4/1/2028	412,954
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	2,007,720
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS 10/1/2010@100)/(Original Issue Yield: 5.40%), 10/1/2015	425,884
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS 10/1/2010@100)/(Original Issue Yield: 5.65%), 10/1/2020	1,051,320
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	987,040
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	805,824
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	991,940
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,015,340
650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	611,189
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,090,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 4.75% (West Virginia Infrastructure Jobs), 10/1/2023	$1,096,529
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	524,745
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026	459,940
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	467,065

TOTAL MUNICIPAL BONDS (identified cost $71,064,890)			71,052,042

GOVERNMENT AGENCY SECURITIES--5.9%
		FEDERAL HOME LOAN BANK--3.3%
2,500,000		Federal Home Loan Bank System, Discount Bond, 2.28%, 8/11/2008	2,498,416

		FEDERAL HOME LOAN MORTGAGE CORP.--2.6%
2,000,000		Federal Home Loan Mortgage Corp., Discount Bond, 2.24%, 8/4/2008	1,999,627

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $4,498,043)			4,498,043

MUTUAL FUND--0.9%
707,771	(2)(3)	Prime Obligations Fund, Institutional Shares, 2.52% (at net asset value)	707,771

TOTAL INVESTMENTS--100.2% (identified cost $76,270,704)(4)			76,257,856

(5)OTHER ASSETS AND LIABILITIES-NET--(0.2)%			(142,229)

TOTAL NET ASSETS--100%			$76,115,627

At July 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Affiliated company.

(3) 7-Day net yield.

(4) The cost of investments for federal tax purposes amounts to $76,178,600.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities
  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices	$707,771
Level 2--Other Significant Observable Inputs	75,550,085
Level 3--Significant Unobservable Inputs	--

TOTAL	$76,257,856

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation

EDA--Economic Development Authority

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance

GO--General Obligation

GTD--Guaranteed

INS--Insured

LOC--Letter of Credit

PCR--Pollution Control Revenue

PCRBs--Pollution Control Revenue Bonds

PRF--Prerefunded

UT--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value(a)	$ 51,662,745	$ 259,536,095	$ 53,957,658	$ 200,521,527	$ 76,257,856
Cash	2,687	56,050	4,308	--	--
Receivable for:
Income	16,529	323,661	188,731	857,381	894,272
Investments sold	536	373,301	751	--	--
Fund shares sold	94,994	33,571	27,775	23,388	--
Prepaid expense	2,916	4,039	2,239	5,072	4,583

Total assets	51,780,407	260,326,717	54,181,462	201,407,368	77,156,711

Liabilities:
Payable for:
Investments purchased	--	--	--	2,986,752	793,416
Fund shares redeemed	2,800	47,953	4,093	96,290	--
Income distribution payable	--	--	--	564,437	193,306
Custodian fees (Note 5)	640	754	482	--	--
Transfer and dividend disbursing agent fees and expenses	10,881	27,307	12,317	10,835	7,988
Directors’/Trustees’ fees	1,679	1,679	1,680	1,679	1,679
Auditing fees	7,549	14,139	7,850	10,651	7,920
Legal fees	3,668	3,668	3,669	3,744	2,686
Portfolio accounting fees	5,110	30,253	5,555	17,282	9,086
Shareholder services fee (Note 5)	6,437	55,293	11,593	41,764	15,998
Share registration fees	809	3,987	5,374	3,405	9,005

Total liabilities	39,573	185,033	52,613	3,736,839	1,041,084

Net Assets Consist of:
Paid-in capital	45,704,899	248,013,021	52,797,155	199,243,058	75,959,726
Net unrealized appreciation (depreciation) of investments	4,680,188	7,703,443	610,072	853,906	(12,848)
Accumulated net realized gain (loss) on investments	1,479,629	4,104,959	657,239	(2,422,434)	163,848
Accumulated net investment (distributions in excess of) income (loss)	(123,882)	320,261	64,383	(4,001)	4,901

Total Net Assets	51,740,834	260,141,684	54,128,849	197,670,529	76,115,627

Shares Outstanding, No Par Value, Unlimited Shares Authorized	5,334,734	20,514,392	5,706,547	20,249,239	7,520,626

Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 9.70	$ 12.68	$ 9.49	$ 9.76	$ 10.12

Investments, at identified cost(a)	$ 46,982,557	$ 251,832,652	$ 53,347,586	$ 199,667,621	$ 76,270,704

(a) Including $523,032, $1,339,642, $1,238,733, $2,111,994 and $707,771, respectively, of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six months ended July 31, 2008 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends(a)	$ 161,404(b)	$ 1,893,486(c)	$ 356,598(d)	$ 56,466	$ 15,324
Interest	41,528	207,381	466,148	5,243,650	1,636,395

Total income	202,932	2,100,867	822,746	5,300,116	1,651,719

Expenses:
Investment adviser fee (Note 5)	182,585	991,317	208,757	594,254	218,555
Administrative personnel and services fee (Note 5)	37,295	170,696	37,295	127,933	47,047
Custodian fees (Note 5)	8,643	20,494	7,366	13,039	6,728
Transfer and dividend disbursing agent fees and expenses	15,242	27,191	15,518	15,613	11,877
Directors’/Trustees’ fees	9,679	9,679	9,679	9,679	9,679
Auditing fees	7,538	13,147	7,832	11,406	8,186
Legal fees	6,939	6,939	6,939	6,864	8,079
Portfolio accounting fees	15,293	61,673	18,304	54,551	25,445
Shareholder services fee (Note 5)	60,862	330,439	69,586	247,606	91,065
Share registration costs	6,108	7,365	7,622	8,260	5,494
Printing and postage	5,628	5,766	4,987	6,032	6,338
Insurance premiums	4,013	8,963	4,119	6,959	4,199
Taxes	2,568	--	18,574	--	--
Miscellaneous	696	1,150	732	917	677

Total expenses	363,089	1,654,819	417,310	1,103,113	443,369

Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,491)	(15,871)	(4,939)	(5,603)	(36,426)
Waiver of administrative personnel and services fee (Note 5)	(5,871)	--	(1,357)	--	--
Waiver of shareholder services fee (Note 5)	(24,345)	--	--	--	--
Reimbursement of other operating expenses	(2,568)	--	(18,574)	--	--

Total waivers and reimbursements	(36,275)	(15,871)	(24,870)	(5,603)	(36,426)

Net expenses	326,814	1,638,948	392,440	1,097,510	406,943

Net investment income (loss)	(123,882)	461,919	430,306	4,202,606	1,244,776

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,790,764	4,421,662	655,579	36,581	98,074
Net change in unrealized appreciation/depreciation of investments	2,546,965	(7,688,079)	(2,505,303)	(4,255,963)	(1,961,694)

Net realized and unrealized gain (loss) on investments	4,337,729	(3,266,417)	(1,849,724)	(4,219,382)	(1,863,620)

Change in net assets resulting from operations	$ 4,213,847	$ (2,804,498)	$ (1,419,418)	$ (16,776)	$ (618,844)

(a) Including $13,793, $63,607, $20,241, $29,016 and $15,324 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $1,680.

(c) Net of foreign taxes withheld of $27,930.

(d) Net of foreign taxes withheld of $250.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund

	Six Months Ended (unaudited) July 31, 2008	Year Ended January 31, 2008	Six Months Ended (unaudited) July 31, 2008	Year Ended January 31, 2008	Six Months Ended (unaudited) July 31, 2008	Year Ended January 31, 2008

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (123,882)	$ (198,981)	$ 461,919	$ 1,351,994	$ 430,306	$ 875,636
Net realized gain on investments	1,790,764	358,141	4,421,662	22,068,180	655,579	3,240,108
Net change in unrealized appreciation/depreciation of investments	2,546,965	(1,676,977)	(7,688,079)	(17,151,598)	(2,505,303)	(1,805,292)

Change in net assets resulting from operations	4,213,847	(1,517,817)	(2,804,498)	6,268,576	(1,419,418)	2,310,452

Distributions to Shareholders--
Distributions from net investment income	--	--	(356,949)	(1,698,016)	(384,094)	(883,037)
Distributions from net realized gain on investments	(64,493)	(1,351,467)	(1,350,838)	(22,770,381)	(1,564,363)	(823,101)

Change in net assets from distributions to shareholders	(64,493)	(1,351,467)	(1,707,787)	(24,468,397)	(1,948,457)	(1,706,138)

Share Transactions--
Proceeds from sale of shares	5,618,935	11,010,557	18,008,698	27,222,328	4,445,037	5,984,159
Net asset value of shares issued to shareholders in payment of distributions declared	16,883	799,542	792,916	22,413,951	385,707	1,113,402
Cost of shares redeemed	(1,723,910)	(4,157,776)	(12,555,083)	(42,971,726)	(3,303,478)	(7,105,203)

Change in net assets from share transactions	3,911,908	7,652,323	6,246,531	6,664,553	1,527,266	(7,642)

Change in net assets	8,061,262	4,783,039	1,734,246	(11,535,268)	(1,840,609)	596,672
Net Assets:
Beginning of period	43,679,572	38,896,533	258,407,438	269,942,706	55,969,458	55,372,786

End of period	51,740,834	43,679,572	260,141,684	258,407,438	54,128,849	55,969,458

Accumulated net investment income (loss) included in net assets at end of period	$ (123,882)	$ --	$ 320,261	$ 215,291	$ 64,383	$ 18,171

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Government Bond Fund		WesMark West Virginia Municipal Bond Fund

	Six Months Ended (unaudited) July 31, 2008	Year Ended January 31, 2008	Six Months Ended (unaudited) July 31, 2008	Year Ended January 31, 2008

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 4,202,606	$ 8,459,631	$ 1,244,776	$ 2,323,611
Net realized gain (loss) on investments	36,581	(399,534)	98,074	(6,475)
Net change in unrealized appreciation/depreciation of investments	(4,255,963)	6,502,955	(1,961,694)	256,301

Change in net assets resulting from operations	(16,776)	14,563,052	(618,844)	2,573,437

Distributions to Shareholders--
Distributions from net investment income	(4,240,071)	(8,487,703)	(1,239,939)	(2,308,417)

Share Transactions--
Proceeds from sale of shares	10,430,468	16,528,737	9,411,997	8,774,776
Net asset value of shares issued to shareholders in payment of distributions declared	841,675	3,456,378	112,209	722,465
Cost of shares redeemed	(9,767,183)	(18,555,865)	(2,258,788)	(9,007,379)

Change in net assets from share transactions	1,504,960	1,429,250	7,265,418	489,862

Change in net assets	(2,751,887)	7,504,599	5,406,635	754,882
Net Assets:
Beginning of period	200,422,416	192,917,817	70,708,992	69,954,110

End of period	197,670,529	200,422,416	76,115,627	70,708,992

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (4,001)	$ 33,464	$ 4,901	$ 64

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2004	$ 4.75	(0.08)(c)(d)	2.81	2.73	--	--	--
2005	$ 7.48	(0.06)(c)	(0.23)	(0.29)	--	--	--
2006	$ 7.19	(0.06)(c)	1.83	1.77	--	--	--
2007(e)	$ 8.96	--	0.41	0.41	--	--	--
2008	$ 9.37	--	(0.18)	(0.18)	--	(0.31)	(0.31)
2008(f)	$ 8.88	(0.02)	0.85	0.83	--	(0.01)	(0.01)
WesMark Growth Fund
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2006	$ 12.37	0.01	1.48	1.49	(0.01)	--	(0.01)
2007(e)	$ 13.85	0.07	0.67	0.74	(0.05)	(0.70)	(0.75)
2008	$ 13.84	0.07	0.28	0.35	(0.09)	(1.20)	(1.29)
2008(f)	$ 12.90	0.02	(0.15)	(0.13)	(0.02)	(0.07)	(0.09)
WesMark Balanced Fund
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2006	$ 8.87	0.11	0.60	0.71	(0.11)	--	(0.11)
2007(e)	$ 9.47	0.14	0.50	0.64	(0.14)	--	(0.14)
2008	$ 9.97	0.16	0.26	0.42	(0.16)	(0.15)	(0.31)
2008(f)	$ 10.08	0.08	(0.32)	(0.24)	(0.07)	(0.28)	(0.35)
WesMark Government Bond Fund
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2006	$ 9.95	0.33	(0.24)	0.09	(0.33)	(0.01)	(0.34)
2007(e)	$ 9.70	0.40	(0.03)	0.37	(0.40)	--	(0.40)
2008	$ 9.67	0.42	0.30	0.72	(0.42)	--	(0.42)
2008(f)	$ 9.97	0.21	(0.21)	0.00	(0.21)	--	(0.21)
WesMark West Virginia Municipal Bond Fund
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2006	$ 10.57	0.32	(0.18)	0.14	(0.32)	(0.01)	(0.33)
2007(e)	$ 10.38	0.34	(0.03)	0.31	(0.34)	--	(0.34)
2008	$ 10.35	0.34	0.04	0.38	(0.34)	--	(0.34)
2008(f)	$ 10.39	0.17	(0.27)	(0.10)	(0.17)	--	(0.17)

(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(c) Per share numbers have been calculated using the average shares method.

(d) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

(e) Beginning with the year ended January 31, 2007, the Fund was audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.

(f) For the six months ended July 31, 2008 (unaudited).

(g) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Net Asset Value, End of Period	Total Return(a)	Ratios to Average Net Assets			Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

		Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)

WesMark Small Company Growth Fund
$7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$8.96	24.62%	1.59%	(0.83)%	0.28%	$ 30,492	84%
$9.37	4.58%	1.40%	(0.17)%	0.19%	$ 38,897	55%
$8.88	(2.15)%	1.39%	(0.45)%	0.15%	$ 43,680	78%
$9.70	9.39%	1.34%(g)	(0.51)%(g)	0.15%(g)	$ 51,741	41%
WesMark Growth Fund
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.85	12.01%	1.28%	0.08%	0.01%	$ 269,575	76%
$13.84	5.43%	1.24%	0.50%	0.01%	$ 269,943	83%
$12.90	2.22%	1.26%	0.49%	0.01%	$ 258,407	112%
$12.68	(1.06)%	1.24%(g)	0.35%(g)	0.01%(g)	$ 260,142	45%
WesMark Balanced Fund
$9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$9.47	8.11%	1.45%	1.28%	0.03%	$ 53,524	76%
$9.97	6.85%	1.40%	1.51%	0.03%	$ 55,373	63%
$10.08	4.19%	1.41%	1.54%	0.02%	$ 55,969	85%
$9.49	(2.48)%	1.41%(g)	1.55%(g)	0.09%(g)	$ 54,129	24%
WesMark Government Bond Fund
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$9.70	0.98%	1.11%	3.40%	0.01%	$ 192,435	99%
$9.67	3.91%	1.10%	4.17%	0.01%	$ 192,918	70%
$9.97	7.68%	1.10%	4.34%	0.01%	$ 200,422	35%
$9.76	(0.01)%	1.11%(g)	4.24%(g)	0.01%(g)	$ 197,671	11%
WesMark West Virginia Municipal Bond Fund
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.38	1.30%	1.13%	3.07%	0.10%	$ 72,825	19%
$10.35	3.05%	1.11%	3.32%	0.10%	$ 69,954	10%
$10.39	3.78%	1.14%	3.35%	0.10%	$ 70,709	6%
$10.12	(0.92)%	1.12%(g)	3.42%(g)	0.10%(g)	$ 76,116	9%

WESMARK FUNDS

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (unaudited)

(1) Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Funds generally value investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes, and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Six Months Ended July 31, 2008	Year Ended January 31, 2008

Shares sold	592,825	1,108,710
Shares issued to shareholders in payment of distributions declared	1,880	82,872
Shares redeemed	(178,705)	(424,689)

Net change resulting from share transactions	416,000	766,893

	Growth Fund

	Six Months Ended July 31, 2008	Year Ended January 31, 2008

Shares sold	1,384,069	1,906,494
Shares issued to shareholders in payment of distributions declared	61,268	1,667,771
Shares redeemed	(961,045)	(3,048,703)

Net change resulting from share transactions	484,292	525,562

	Balanced Fund

	Six Months Ended July 31, 2008	Year Ended January 31, 2008

Shares sold	450,924	577,061
Shares issued to shareholders in payment of distributions declared	39,425	108,389
Shares redeemed	(336,396)	(688,722)

Net change resulting from share transactions	153,953	(3,272)

	Government Bond Fund

	Six Months Ended July 31, 2008	Year Ended January 31, 2008

Shares sold	1,057,167	1,699,127
Shares issued to shareholders in payment of distributions declared	85,127	354,073
Shares redeemed	(987,621)	(1,906,383)

Net change resulting from share transactions	154,673	146,817

	West Virginia Municipal Bond Fund

	Six Months Ended July 31, 2008	Year Ended January 31, 2008

Shares sold	921,902	849,976
Shares issued to shareholders in payment of distributions declared	11,051	70,073
Shares redeemed	(220,469)	(873,893)

Net change resulting from share transactions	712,484	46,156

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2008:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Small Company Growth Fund	$ 46,982,557	$ 6,980,181	$ 2,299,993	$ 4,680,188
Growth Fund	$ 251,832,652	$ 19,921,366	$ 12,217,923	$ 7,703,443
Balanced Fund	$ 53,347,586	$ 3,478,569	$ 2,868,497	$ 610,072
Government Bond Fund	$ 199,667,621	$ 1,470,597	$ 616,691	$ 853,906
West Virginia Municipal Bond Fund	$ 76,178,600	$ 1,269,565	$ 1,190,309	$ 79,256

At January 31, 2008, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2014	2015	2016	Total

Government Bond Fund	$ 61,700	$ 1,567,284	$ 829,867	$ 2,458,851
West Virginia Municipal Bond Fund	$ --	$ 22,330	$ 5,976	$ 28,306

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

For the six months ended July 31, 2008, the Adviser waived the following fees:

Fund Name	Adviser Fee Waiver

West Virginia Municipal Bond Fund	$33,364

Administrative Fee--Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

For the six months ended July 31, 2008, the net fee paid to FServ as a percentage of average aggregate daily net assets was as follows:

Fund Name	Percentage of Average Aggregate Daily Net Assets

Small Company Growth Fund	0.129%
Growth Fund	0.129%
Balanced Fund	0.129%
Government Bond Fund	0.129%
West Virginia Municipal Bond Fund	0.129%

For the six months ended July 31, 2008, FServ voluntarily waived the following fees:

Fund Name	Administrative Fee Waiver

Small Company Growth Fund	$ 5,871
Balanced Fund	$ 1,357

Distribution (12b-1) Fee--The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds may have compensated Edgewood Services Inc. (“Edgewood”) from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds Trustees did not approve its renewal.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank (“WesBanco”), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2008, WesBanco voluntarily waived the following fees:

Fund Name	Shareholder Services Fee Waiver

Small Company Growth Fund	$ 24,345

Custodian Fees--WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates--Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the WesMark Funds’ distributor. The Adviser has agreed to reimburse the Funds for certain investment adviser fees as a result of transactions in other affiliated mutual funds.

For the six months ended July 31, 2008, the Adviser reimbursed the following fees:

Fund Name	Adviser Reimbursed

Small Company Growth Fund	$ 3,491
Growth Fund	$ 15,871
Balanced Fund	$ 4,939
Government Bond Fund	$ 5,603
West Virginia Municipal Bond Fund	$ 3,062

Transactions with affiliated companies during the six months ended July 31, 2008 were as follows:

Fund Name	Affiliated Fund Name	Balance of Shares Held 1/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2008	Value	Dividend Income

Small Company Growth Fund	Prime Obligations Fund, Institutional Shares	310,251	14,367,054	14,154,273	523,032	$ 523,032	$ 13,793
Growth Fund	Prime Obligations Fund, Institutional Shares	1,281,018	114,057,530	113,998,906	1,339,642	$ 1,339,642	$ 63,607
Balanced Fund	Prime Obligations Fund, Institutional Shares	477,372	13,439,061	12,677,700	1,238,733	$ 1,238,733	$ 20,241
Government Bond Fund	Prime Obligations Fund, Institutional Shares	1,219,524	24,347,941	23,455,471	2,111,994	$ 2,111,994	$ 29,016
West Virginia Municipal Bond Fund	Prime Obligations Fund, Institutional Shares	891,341	11,650,554	11,834,124	707,771	$ 707,771	$ 15,324

Total of Affiliated Transactions		4,179,506	177,862,140	176,120,474	5,921,172	$ 5,921,172	$ 141,981

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2008, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 18,391,215	$ 19,680,861
Growth Fund	$ 117,570,532	$ 111,231,192
Balanced Fund	$ 10,615,089	$ 10,557,996
Government Bond Fund	$ --	$ 252,231
West Virginia Municipal Bond Fund	$ 10,719,773	$ 6,412,827

(7) Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2008, 36.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Recent Accounting Pronouncements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year period ended December 31, 2007, the performance of the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund (Balanced Funds and Mixed-Asset Target Allocation Growth Funds), and the WesMark West Virginia Municipal Bond Fund were above the median of the relevant peer group. For the one year period ended December 31, 2007, the performance of the WesMark Government Bond Fund was below the median of the relevant peer group. The Board also reviewed the Funds’ performance relevant to their respective peer groups for a three year period ended January 31, 2007. The performance of the WesMark Government Bond Fund, WesMark Growth Fund, WesMark Balanced Fund (Balanced Funds), and WesMark Small Company Growth Fund were above the median of the relevant peer group and the WesMark Balanced Fund (Mixed-Asset Target Allocation Growth Funds) and the WesMark West Virginia Municipal Bond Fund were below the median of the relevant peer group. The Board discussed the Funds’ performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

During the fiscal ended January 31, 2007, the investment advisory fee after waivers and expense reimbursements for the WesMark Growth Fund, WesMark Balanced Fund, WesMark Government Bond Fund, and WesMark West Virginia Municipal Bond Fund were above the median for the relevant peer group. For the same period, the investment advisory fee after waivers and expense reimbursements for WesMark Small Company Growth Fund was below the median for the relevant peer group. The Board reviewed the fees and other expenses of the Funds with the Advisor and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. For the year ended December 31, 2007, the Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and that the Adviser had voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses in order to maintain the Funds’ competitive position. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

[Logo of WesBanco]

Investment Department

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/08)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wesmark Funds

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer

Date:	September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Charles L. Davis, Jr.
Charles L. Davis, Jr.
Principal Executive Officer

Date:	September 18, 2008

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer

Date:	September 18, 2008